Temporary Equity - Valuation Inputs for Warrant Liability (Details)	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	May 29, 2019 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expected term	5 years	5 years
Fair value of Series H preferred stock (in dollars per share)	$ 9.20	$ 9.20
Social Finance, Inc.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants (in dollars per share)	15.44	15.44	$ 15.44	$ 15.44
Series H | Social Finance, Inc.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Series H preferred stock (in dollars per share)	$ 33.03	$ 18.43	$ 14.02	$ 14.13
Risk-free interest rate | Social Finance, Inc.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.004	0.002	0.017	0.021
Expected term (years) | Social Finance, Inc.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expected term	3 years 2 months 12 days	3 years 4 months 24 days	4 years 4 months 24 days	5 years
Expected volatility | Social Finance, Inc.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.366	0.326	0.250	0.250
Dividend yield | Social Finance, Inc.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0	0	0	0